Summary of Significant Accounting Policies - Schedule of Impact of Adoption on Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Net income	$ 122	$ 91	$ 14	$ 67	$ 86	$ (13)	$ 321	$ (1)	$ 5	$ 258	$ 312	$ 149
Deferred income taxes	(29)				11					(68)	66	(192)
Changes in operating assets and liabilities:
Accounts receivable, net	(101)				(88)					(90)	(43)	(60)
Accounts payable and accrued liabilities	(44)				(92)					3	82	48
Royalty advances	(38)				(28)					(110)	31	17
Deferred revenue	(21)				(5)					(4)	(4)	22
Other balance sheet changes	34				53					(9)	4	6
Net cash (used in) provided by operating activities	78				92					400	425	535
Effect of exchange rate changes on cash and equivalents	4				(2)					(7)	(8)	7
Net increase (decrease) in cash and equivalents	(157)				34					105	(133)	288
Cash and equivalents at beginning of period	619			$ 548	514				$ 647	514	647	359
Cash and equivalents at end of period	462	619			548	514				619	514	$ 647
Balances Without Adoption Of ASC 606
Cash flows from operating activities
Net income										246
Deferred income taxes										(72)
Changes in operating assets and liabilities:
Accounts receivable, net										(67)
Accounts payable and accrued liabilities										1
Royalty advances										(124)
Deferred revenue										5
Other balance sheet changes										(9)
Net cash (used in) provided by operating activities										400
Effect of exchange rate changes on cash and equivalents										(7)
Net increase (decrease) in cash and equivalents										105
Cash and equivalents at beginning of period	619				514					514
Cash and equivalents at end of period		619				514				619	514
Difference between Revenue Guidance in Effect before and after Topic 606 | Topic 606
Cash flows from operating activities
Net income										12
Deferred income taxes										4
Changes in operating assets and liabilities:
Accounts receivable, net										(23)
Accounts payable and accrued liabilities										2
Royalty advances										14
Deferred revenue										(9)
Other balance sheet changes										0
Net cash (used in) provided by operating activities										0
Effect of exchange rate changes on cash and equivalents										0
Net increase (decrease) in cash and equivalents										0
Cash and equivalents at beginning of period	$ 0				$ 0					0
Cash and equivalents at end of period		$ 0				$ 0				$ 0	$ 0